Note 16 - Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net operating losses carried forward	$ 15,645	$ 11,743	$ 8,099
Research and development expenditures	5,450	5,098	4,946
Equipment book over tax depreciation	410	368	354
Intangible asset	2,464	2,307	2,238
Undeducted financing costs	273	270	281
Ontario Research and Development Tax Credit	427	398	388
Cumulative eligible capital	284	267	288
Unrecognized deferred tax asset	$ 24,953	$ 20,451	$ 16,594